UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Ultra-Short Duration Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 31.7%
Consumer Discretionary 2.7%
Beam, Inc., 6.375%, 6/15/2014		218,000	239,532
DIRECTV Holdings LLC, 2.4%, 3/15/2017		500,000	513,295
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,545,250
JC Penney Corp., Inc., 9.0%, 8/1/2012		500,000	500,000
News America, Inc., 7.6%, 10/11/2015		500,000	578,332
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,200,000	1,362,000

			4,738,409
Consumer Staples 0.1%
Safeway, Inc., 3.4%, 12/1/2016		200,000	200,818
Energy 2.4%
Anadarko Petroleum Corp., 5.95%, 9/15/2016		250,000	289,292
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017		1,000,000	1,044,000
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015		500,000	605,665
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016		300,000	320,314
Petroleos de Venezuela SA, Series 2014, 4.9%, 10/28/2014		500,000	436,900
Quicksilver Resources, Inc., 8.25%, 8/1/2015 (b)		1,400,000	1,330,000
Transocean, Inc., 4.95%, 11/15/2015		300,000	325,587

			4,351,758
Financials 18.0%
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015		1,000,000	1,066,500
Ally Financial, Inc., 8.3%, 2/12/2015		1,400,000	1,555,750
American International Group, Inc., 4.25%, 9/15/2014		500,000	522,461
American Tower Corp., (REIT), 4.625%, 4/1/2015		350,000	371,438
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014		520,000	586,111
Banco Bradesco SA, 144A, 4.5%, 1/12/2017 (b)		500,000	527,500
Banco del Estado de Chile, 2.03%, 4/2/2015		500,000	500,000
Banco do Brasil SA, 3.875%, 1/23/2017		1,000,000	1,041,250
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		500,000	505,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		1,000,000	1,022,500
Bank of America Corp., Series L, 1.867% *, 1/30/2014		500,000	499,780
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	1,200,000	1,441,399
Barclays Bank PLC:
144A, 2.5%, 9/21/2015 (b)		560,000	573,780
7.87% *, 11/10/2025		130,000	129,675
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,400,000	1,517,250
Capital One Financial Corp., 3.15%, 7/15/2016		315,000	329,828
Citigroup, Inc.:
2.65%, 3/2/2015		225,000	226,734
6.375%, 8/12/2014		800,000	864,151
Daimler Finance North America LLC, 6.5%, 11/15/2013		800,000	858,210
E*TRADE Financial Corp., 7.875%, 12/1/2015		1,000,000	1,021,250
Ford Motor Credit Co., LLC, 144A, 3.984%, 6/15/2016		500,000	516,031
General Electric Capital Corp., 5.0%, 5/15/2016		400,000	434,107
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		295,000	308,471
Hartford Financial Services Group, Inc., 4.0%, 10/15/2017		1,000,000	1,027,032
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		520,000	561,627
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		320,000	314,742
ING Bank NV, 144A, 1.518% *, 3/15/2013		500,000	501,304
KeyCorp, Series H, 6.5%, 5/14/2013		335,000	349,119
Lukoil International Finance BV, 144A, 6.375%, 11/5/2014		500,000	544,180
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	529,598
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015		300,000	317,011
Morgan Stanley, 6.0%, 5/13/2014		320,000	336,715
Murray Street Investment Trust I, 4.647%, 3/9/2017		500,000	513,955
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		280,000	297,156
National Australia Bank, 2.75%, 3/9/2017		315,000	325,091
Nomura Holdings, Inc., 5.0%, 3/4/2015		155,000	162,182
Nordea Bank AB, 144A, 3.125%, 3/20/2017		500,000	518,079
Petrobras International Finance Co., 6.125%, 10/6/2016		500,000	564,064
Principal Financial Group, Inc., 7.875%, 5/15/2014		770,000	864,507
Prudential Financial, Inc., 6.2%, 1/15/2015		230,000	254,713
RCI Banque SA, 144A, 4.6%, 4/12/2016		560,000	561,908
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		250,000	260,523
Santander U.S. Debt SAU, 144A, 2.485%, 1/18/2013		770,000	757,164
SLM Corp., 3.5%, 7/1/2014		219,000	217,403
Telecom Italia Capital SA:
4.95%, 9/30/2014		195,000	194,269
6.175%, 6/18/2014		510,000	517,650
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014		230,000	245,486
TNK-BP Finance SA, 144A, 6.25%, 2/2/2015		1,000,000	1,066,250
UBS AG, 144A, 2.25%, 3/30/2017		665,000	681,051
Vale Overseas Ltd., 6.25%, 1/23/2017		1,000,000	1,146,467
Ventas Realty LP, (REIT), 3.125%, 11/30/2015		195,000	203,178
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		414,000	463,163
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017		300,000	309,843
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017		1,000,000	1,042,741

			32,067,347
Industrials 1.6%
ADT Corp., 144A, 2.25%, 7/15/2017		230,000	233,489
ARAMARK Corp., 8.5%, 2/1/2015		1,400,000	1,433,264
BAA Funding Ltd., 144A, 2.5%, 6/25/2015		335,000	341,487
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		385,000	405,495
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		500,000	525,476

			2,939,211
Materials 0.8%
ArcelorMittal, 4.5%, 2/25/2017		230,000	227,688
Teck Resources Ltd., 2.5%, 2/1/2018 (c)		1,250,000	1,252,744

			1,480,432
Telecommunication Services 3.2%
British Telecommunications PLC, 2.0%, 6/22/2015		285,000	291,202
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		190,000	205,913
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		360,000	367,713
Digicel Ltd., 144A, 12.0%, 4/1/2014		1,400,000	1,557,500
Frontier Communications Corp., 6.625%, 3/15/2015		1,400,000	1,491,000
Nextel Communications, Inc., Series C, 5.95%, 3/15/2014		1,400,000	1,403,500
Telefonica Emisiones SAU, 6.421%, 6/20/2016		300,000	297,161

			5,613,989
Utilities 2.9%
Abu Dhabi National Energy Co., 144A, 4.125%, 3/13/2017		600,000	639,000
Ameren Corp., 8.875%, 5/15/2014		202,000	225,370
Centrais Eletricas Brasileiras SA, 144A, 7.75%, 11/30/2015		500,000	582,500
FirstEnergy Solutions Corp., 4.8%, 2/15/2015		410,000	438,323
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		1,500,000	1,554,501
Majapahit Holding BV, 144A, 7.75%, 10/17/2016		500,000	581,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014		1,000,000	1,077,600

			5,098,544

Total Corporate Bonds (Cost $55,166,036)			56,490,508
Mortgage-Backed Securities Pass-Throughs 2.8%
Federal Home Loan Mortgage Corp., 7.0%, 3/1/2013		129	129
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		3,058,853	3,257,373
4.5%, 4/1/2023		232,494	250,140
5.048% *, 9/1/2038		418,904	449,928
7.0%, 4/1/2038		116,973	133,161
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039		718,408	813,262
7.0%, 6/20/2038		22,623	26,138

Total Mortgage-Backed Securities Pass-Throughs (Cost $4,786,917)			4,930,131
Asset-Backed 3.6%
Automobile Receivables 1.2%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		1,000,000	1,051,372
"D", Series 2011-1, 4.26%, 2/8/2017		1,000,000	1,063,633
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014		94,059	94,184

			2,209,189
Credit Card Receivables 0.4%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018		294,000	321,075
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018		326,000	355,908

			676,983
Home Equity Loans 1.4%
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 5.521% *, 2/25/2037		46,904	43,991
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.616% *, 9/25/2036		979,968	937,161
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 0.876% *, 2/25/2035		750,000	696,367
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		112,622	107,679
"AF1", Series 2006-4, 5.545%, 1/25/2037		63,338	35,561
"AF2", Series 2006-3, 5.58%, 11/25/2036		348,476	181,914
"AF1", Series 2007-2, 5.893%, 6/25/2037		355,497	156,128
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026		431,847	409,951
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		19,129	15,202

			2,583,954
Manufactured Housing Receivables 0.6%
Green Tree Financial Corp., "A5", Series 1994-2, 8.3%, 5/15/2019		68,709	69,870
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		922,255	971,675

			1,041,545

Total Asset-Backed (Cost $6,830,733)			6,511,671
Commercial Mortgage-Backed Securities 7.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AM", Series 2006-3, 5.858% *, 7/10/2044		625,000	630,803
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		710,000	774,907
"A4", Series 2005-PW10, 5.405%, 12/11/2040		1,000,000	1,122,597
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		620,000	657,986
"A4", Series 2005-C1, 5.014%, 2/15/2038		620,000	673,306
"H", Series 2002-CKP1, 144A, 7.302% *, 12/15/2035		350,000	349,817
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		650,000	692,110
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037		310,588	311,569
"A2", Series 2007-GG9, 5.381%, 3/10/2039		1,037,966	1,063,180
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		399,998	421,310
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046		56,838	57,369
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		700,000	753,578
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	713,074
"A4", Series 2006-CB14, 5.481%, 12/12/2044		620,000	692,675
"AM", Series 2006-CB16, 5.593%, 5/12/2045		500,000	534,380
"A4", Series 2006-LDP7, 5.871% *, 4/15/2045		620,000	709,893
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		720,000	791,646
"AM", Series 2005-C5, 5.017%, 9/15/2040		620,000	672,396
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042		620,000	676,930
"A2", Series 2007-HQ11, 5.359%, 2/12/2044		624,335	624,085
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.266% *, 12/15/2044		620,000	695,027

Total Commercial Mortgage-Backed Securities (Cost $13,202,298)			13,618,638
Collateralized Mortgage Obligations 5.7%
Banc of America Funding Corp.:
"2A3", Series 2005-4, 5.5%, 8/25/2035		161,758	162,738
"1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		293,874	295,776
Banc of America Mortgage Securities, Inc., "1A1", Series 2005-11, 5.75%, 12/25/2035		102,699	102,491
Citicorp Mortgage Securities, Inc.:
"1A6", Series 2004-6, 5.5%, 9/25/2034		178,405	180,595
"1A1", Series 2005-7, 5.5%, 10/25/2035		80,435	80,565
"1A2", Series 2006-5, 6.0%, 10/25/2036		69,941	70,266
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035		5,185	5,171
"A4", Series 2002-11, 6.25%, 10/25/2032		3,717	3,799
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 5.259% *, 2/20/2036		460,207	337,216
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.494% *, 8/28/2047		1,280,554	1,258,269
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.796% *, 2/25/2048		143,767	143,866
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		3,301,984	234,115
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013		7,334,697	246,984
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022		2,238,387	73,396
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		2,613,620	157,641
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		3,081,711	233,472
"JI", Series 3414, Interest Only, 4.5%, 3/15/2022		2,262,769	114,022
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031		364,689	3,745
"LA", Series 1343, 8.0%, 8/15/2022		102,387	119,416
"PK", Series 1751, 8.0%, 9/15/2024		332,142	391,876
Federal National Mortgage Association:
"21", Series 343, Interest Only, 4.0%, 9/1/2018		1,100,089	74,016
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023		1,804,365	77,504
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		1,417,772	79,587
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		558,534	39,098
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		744,058	29,775
"27", Series 351, Interest Only, 5.0%, 4/1/2019		737,175	67,564
"2", Series 350, Interest Only, 5.5%, 3/1/2034		701,264	95,876
"SA", Series 2003-30, Interest Only, 7.404% **, 10/25/2017		479,044	21,342
Government National Mortgage Association:
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034		601,096	38,432
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		616,196	82,623
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		2,437,421	291,029
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039		495,341	80,072
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040		695,905	132,585
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040		853,551	184,834
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		2,053,295	352,425
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.704% *, 1/25/2036		125,568	123,725
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		230,592	229,274
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		100,442	102,625
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.144% *, 12/25/2034		106,907	101,480
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		247,284	253,322
"A6", Series 2002-QS19, 5.125%, 12/25/2032		136,998	140,277
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		364,802	381,070
Vericrest Opportunity Loan Transferee:
"A1", Series 2012-NL1A, 144A, 4.213%, 3/25/2049		91,775	92,293
"A1", Series 2011-NL1A, 144A, 5.926%, 12/26/2050		77,793	77,810
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.469% *, 5/25/2035		1,000,000	968,616
"2A3", Series 2003-S6, 4.75%, 7/25/2018		220,215	227,566
"3A1", Series 2003-MS2, 5.0%, 3/25/2018		322,346	329,538
Wells Fargo Mortgage Backed Securities Trust:
"A1", Series 2004-3, 4.75%, 4/25/2019		677,517	688,168
"2A6", Series 2005-11, 5.5%, 11/25/2035		578,740	585,910

Total Collateralized Mortgage Obligations (Cost $10,842,774)			10,163,855
Government & Agency Obligations 16.5%
Other Government Related (d) 1.6%
BRFkredit AS, 144A, 2.05%, 4/15/2013		890,000	899,042
Dexia Credit Local, 144A, 2.75%, 1/10/2014		500,000	497,075
Eksportfinans ASA, 3.0%, 11/17/2014		500,000	477,500
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015		880,000	922,900

			2,796,517
Sovereign Bonds 3.6%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		620,000	660,195
Republic of Croatia, 144A, 6.25%, 4/27/2017		1,000,000	1,033,800
Republic of Indonesia, 144A, 7.25%, 4/20/2015		500,000	565,625
Republic of Italy, 2.125%, 10/5/2012		500,000	498,850
Republic of Lithuania, 144A, 6.75%, 1/15/2015		1,000,000	1,090,000
Republic of Poland, 3.875%, 7/16/2015		440,000	469,392
Russian Foreign Bond, 144A, 3.625%, 4/29/2015		1,000,000	1,045,000
State of Qatar, 144A, 4.0%, 1/20/2015		500,000	528,250
Ukraine Government, 144A, 6.875%, 9/23/2015		500,000	474,275

			6,365,387
U.S. Government Sponsored Agency 0.2%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	449,470
U.S. Treasury Obligations 11.1%
U.S. Treasury Notes:
0.25%, 1/31/2014		500,000	500,274
0.25%, 2/15/2015		460,000	459,964
0.75%, 6/15/2014 (e)		5,000,000	5,048,830
0.875%, 12/31/2016		2,000,000	2,031,250
0.875%, 1/31/2017		10,000,000	10,153,120
1.25%, 8/31/2015		1,500,000	1,543,593

			19,737,031

Total Government & Agency Obligations (Cost $29,057,002)			29,348,405
Loan Participations and Assignments 24.8%
Senior Loans * 20.9%
Academy Ltd., Term Loan, 6.0%, 8/3/2018		995,000	1,002,467
Acosta, Inc., Term Loan C, 5.75%, 3/1/2018		750,000	752,812
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, 6/18/2018		1,000,000	999,375
Alkermes, Inc., Term Loan B, 6.75%, 9/15/2017		995,000	1,006,194
AMN Healthcare, Inc., Term Loan B, 6.0%, 4/5/2018		464,050	468,691
API Technologies Corp., Term Loan B, 8.75%, 6/1/2016		989,775	994,724
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017		497,475	490,945
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018		1,000,000	985,210
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016		935,354	937,692
Asurion LLC:
First Lien Term Loan, 5.5%, 5/24/2018		250,000	249,810
Second Lien Term Loan, LIBOR plus 7.5%, 5/24/2019		400,000	415,334
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		1,000,000	1,001,040
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016		457,447	458,019
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/2019		1,000,000	1,000,940
Buffalo Gulf Coast Terminals LLC, Term Loan B, 7.5%, 10/31/2017		498,744	501,861
Chesapeake Energy Corp., Term Loan, 8.5%, 12/1/2017		500,000	499,467
Chrysler Group LLC, Term Loan B, 6.0%, 5/24/2017		990,000	1,007,503
Clear Channel Communication, Inc., Term Loan B, 3.896%, 1/28/2016		492,133	374,740
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018		500,000	499,375
ClientLogic Corp., Term Loan, 7.208%, 1/30/2017		1,000,000	913,335
CNO Financial Group, Inc., Term Loan B1, 6.25%, 9/30/2016		688,507	691,591
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/2018		994,717	1,001,113
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018		938,980	934,285
Exopack LLC, Term Loan, 6.5%, 5/31/2017		990,000	990,822
First Data Corp., Term Loan B, 4.247%, 3/23/2018		500,000	466,965
Focus Brands, Inc., Term Loan B, 6.25%, 2/21/2018		473,893	478,040
Generac Power Systems, Inc., Term Loan B, 6.25%, 5/30/2018		500,000	502,230
Genesys Telecom Holdings U.S., Inc., Term Loan B, 6.75%, 1/31/2019		498,750	504,673
Gymboree Corp., Term Loan, 5.0%, 2/23/2018		970,844	935,302
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016		990,000	988,762
Ineos U.S. Finance LLC, Term Loan, 6.5%, 5/4/2018		498,750	489,972
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017		471,888	474,127
Kronos Worldwide, Inc., Term Loan B, 5.75%, 6/13/2018		500,000	501,557
LS Power Funding Corp., Term Loan, 5.5%, 6/28/2019		500,000	497,812
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017		955,474	954,681
Merrill Communications LLC, Second Lien Term Loan, 12.0%, 11/15/2013		558,392	366,676
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/1/2016		500,000	502,915
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017		1,000,000	988,960
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018		1,000,000	1,000,000
Reynolds Group Holdings, Inc., Term Loan B, 6.5%, 2/9/2018		976,822	985,217
San Juan Cable Holdings LLC, Term Loan B, 6.0%, 6/9/2017		495,000	495,465
Schiff Nutrition International, Inc., Term Loan B, 6.0%, 3/29/2019		500,000	498,125
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017		464,287	451,519
Sprouts Farmers Markets Holdings LLC, Term Loan, 6.0%, 4/18/2018		500,000	497,083
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018		846,154	834,519
Terex Corp., Term Loan B, 5.5%, 4/28/2017		992,500	1,000,877
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017		901,672	902,799
Toys “R” Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016		989,924	941,661
TricorBraun, Inc., Term Loan B, 5.5%, 5/3/2018		500,000	501,250
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019		249,375	250,156
U.S. Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017		493,750	472,613
Wm. Bolthouse Farms, Inc., Second Lien Term Loan, 9.75%, 8/11/2016		500,000	500,990
Zayo Bandwidth LLC, Term Loan B, 7.125%, 7/2/2019		1,000,000	1,013,130

			37,175,421
Sovereign Loans 3.9%
Bank of Moscow, 144A, 6.699%, 3/11/2015		620,000	648,675
Gazprom OAO, 144A, 8.125%, 7/31/2014		1,040,000	1,147,120
OAO Novatek, 144A, 5.326%, 2/3/2016		500,000	529,360
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013		381,000	396,621
Russian Railways, 5.739%, 4/3/2017		500,000	547,860
Sberbank of Russia, 144A, 4.95%, 2/7/2017		1,000,000	1,042,500
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,000,000	1,023,750
Vnesheconombank, 144A, 5.375%, 2/13/2017		500,000	529,115
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		1,000,000	1,042,500

			6,907,501

Total Loan Participations and Assignments (Cost $44,017,933)			44,082,922

	Shares	Value ($)
Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 0.25% (f) (g) (Cost $2,304,804)	2,304,804	2,304,804
Cash Equivalents 8.3%
Central Cash Management Fund, 0.14% (f) (Cost $14,704,576)	14,704,576	14,704,576

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $180,913,073) †	102.3	182,155,510
Other Assets and Liabilities, Net	(2.3)	(4,094,304)

Net Assets	100.0	178,061,206

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

**	These securities are shown at their current rate as of July 31, 2012.
†
The cost for federal income tax purposes was $180,913,073.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,242,437.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,447,100 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,204,663.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $2,200,929, which is 1.2% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2010 3/20/2016	500,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB	(5,839)	(169)	(5,670)
6/22/2009 9/20/2014	1,000,0002	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	77,856	(15,948)	93,804
Total net unrealized appreciation					88,134

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At July 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/23/2013 5/23/2015	13,200,0002	Fixed — 0.835%	Floating — LIBOR	(88,783)	—	(88,783)
5/23/2013 5/23/2015	28,900,0003	Fixed — 0.835%	Floating — LIBOR	(194,382)	(4,919)	(189,463)
5/23/2013 5/23/2015	57,900,0004	Fixed — 0.835%	Floating — LIBOR	(389,436)	(9,362)	(380,074)
5/23/2013 5/23/2017	5,200,0003	Fixed — 1.23%	Floating — LIBOR	(80,707)	(2,174)	(78,533)
5/23/2013 5/23/2017	4,000,0002	Fixed — 1.23%	Floating — LIBOR	(62,083)	—	(62,083)
5/23/2013 5/23/2017	800,0004	Fixed — 1.23%	Floating — LIBOR	(12,417)	(231)	(12,186)
Total unrealized depreciation					(811,122)

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Bank of America
LIBOR: London Interbank Offered Rate

As of July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,200,000	USD	1,479,420	10/10/2012	1,636	UBS AG

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$56,490,508	$—	$56,490,508
Mortgage-Backed Securities Pass-Throughs	—	4,930,131	—	4,930,131
Asset-Backed	—	6,511,671	—	6,511,671
Commercial Mortgage-Backed Securities	—	13,618,638	—	13,618,638
Collateralized Mortgage Obligations	—	10,071,562	92,293	10,163,855
Government & Agency Obligations	—	29,348,405	—	29,348,405
Loan Participations and Assignments	—	44,082,922	—	44,082,922
Short-Term Investments(j)	17,009,380	—	—	17,009,380
Derivatives(k)	—	95,440	—	95,440
Total	$17,009,380	$165,149,277	$92,293	$182,250,950

Liabilities
Derivatives(k)	$—	$(816,792)	$—	$(816,792)
Total	$—	$(816,792)	$—	$(816,792)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$88,134	$—
Foreign Exchange Contracts	$—	$1,636
Interest Rate Contracts	$(811,122)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012